Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
(13)	Earnings Per Share
Series Seed 1 preferred stock, Series Seed 2 preferred stock, Series A preferred stock, Series B preferred stock, Series
B-1
preferred stock, Series
U-1,
Series
U-2,
unvested Restricted Stock Awards (“RSA”), unvested early exercised stock options, and unvested RSUs are participating securities in periods of income as the securities participate in undistributed earnings. The securities do not share in losses.
The Company computes earnings per share of common stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss.
Basic earnings per share is computed using the
two-class
method required for participating securities but is not applied in fiscal periods with a net loss. The computation of basic and diluted earnings per share is the same as the inclusion of all potential common stock would have been anti-dilutive in a period of net loss.

	Six months ended June 30,
	2021	2020
Numerator:
Net Loss	$(370,431)	$(87,069)
Net loss per share:
Basic	$(1.57)	$(0.71)
Diluted	$(1.57)	$(0.71)
Denominator:
Weighted average common shares outstanding - Basic	236,133,823	123,200,467
Weighted average common shares outstanding - Diluted	236,133,823	123,200,467
The following table presents the potential common stock outstanding excluded from the computation of diluted loss per share because including them would have had an antidilutive effect:

	June 30,
	2021	2020
Series Seed 1 Preferred Stock	20,177,530	20,177,530
Series Seed 2 Preferred Stock	9,653,930	9,653,930
Series A Preferred Stock	29,948,750	29,948,750
Series B Preferred Stock	71,389,540	71,447,160
Series B-1 Preferred Stock	2,557,518	2,557,518
Series U-1 Preferred Stock	50,873,075	—
Series U-2 Preferred Stock	20,349,230	—
Stock Options	41,445,927	38,646,734
Restricted Stock Awards	549,621	3,248,070
Restricted Stock Units	16,413,092	—
Grants available under the 2017 Equity Incentive Plan	9,175,894	4,323,502

Total	272,534,107	180,003,194

(13)	Earnings Per Share
Series Seed 1 preferred stock, Series Seed 2 preferred stock, Series A preferred stock, Series B preferred stock, Series
B-1
preferred stock, unvested Restricted Stock Awards (“RSA”), and unvested early exercised stock options are participating securities in periods of income as the securities participate in undistributed earnings. The securities do not share in losses.
The Company computes earnings per share of common stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss.
Basic earnings per share is computed using the
two-class
method required for participating securities but is not applied in fiscal periods with a net loss. The computation of basic and diluted earnings per share is the same as the inclusion of all potential common stock would have been anti-dilutive in a period of net loss.

	2020	2019
Numerator:
Net Loss	$(214,449)	$(94,078)
Net loss per share:
Basic	$(1.72)	$(0.89)
Diluted	$(1.72)	$(0.89)
Denominator:
Weighted average common shares outstanding - Basic	124,743,865	117,188,874
Weighted average common shares outstanding - Diluted	124,743,865	117,188,874
The following table presents the potential common stock outstanding excluded from the computation of diluted loss per share because including them would have had an antidilutive effect:

	2020	2019
Seed 1 Convertible Preferred Stock	20,177,530	20,177,530
Seed 2 Convertible Preferred Stock	9,653,930	9,653,930
Series A Convertible Preferred Stock	29,948,750	29,948,750
Series B Convertible Preferred Stock	71,389,540	71,447,160
Series B-1 Convertible Preferred Stock	2,557,518	2,557,518
Options	40,746,487	41,466,260
Restricted Stock	1,097,717	5,371,706

Total	175,571,472	180,622,854